Dividends, earnings per share and share repurchase program (Details) shares in Millions, $ in Millions		1 Months Ended				3 Months Ended		6 Months Ended
	Feb. 25, 2025 USD ($)	May 31, 2025 USD ($)	May 31, 2025 SFr / shares	May 31, 2024 USD ($)	May 31, 2024 SFr / shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
Earnings per share [abstract]
Dividends paid (in CHF per share) | SFr / shares			SFr 0.28		SFr 0.24
Dividends paid | $		$ 166		$ 130
Number of shares outstanding (in shares)						494.4		494.4
Repurchase of common shares (in shares)								1.4
Number of shares issued for vesting under the equity incentive programs (in shares)								1.1
Weighted average number of shares outstanding - basic (in shares)						495.2	494.5	495.2	494.1
Weighted average number of shares outstanding - diluted (in shares)						497.9	497.0	497.9	496.7
Potentially dilutive shares (in shares)						2.7	2.5	2.7	2.6
Share repurchase program, authorized amount | $	$ 750
Share repurchase program, term	3 years
Number of shares repurchased (in shares)								1.4
Acquisition of treasury shares | $								$ 121
Payments for acquisition of treasury shares | $								116	$ 0
Share repurchase liability, current | $						$ 5		$ 5